Taxation - Breakdown of certain net deferred tax asset positions by jurisdiction (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	€ 354	€ 114
Italy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets		86
Poland [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	265
France [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	66	€ 28
Philippines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	7
China [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	12
Czech Republic [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	2
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	1
USA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	€ 1